Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — 51.5%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.245%	9/15/34	$2,500,000	$2,276,225 (b)(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.275%	7/20/46	66,621	55,441 (c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.086%	10/15/38	670,000	632,640 (b)(c)
BANK, 2021-BN32 XA, IO	0.877%	4/15/54	6,056,940	213,536 (c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.202%	4/15/54	16,697,197	867,905 (c)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. Term SOFR + 2.197%)	7.294%	7/15/35	2,250,000	2,239,590 (b)(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.030%	7/15/25	1,070,000	1,040,566 (b)(c)
BMP, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	8.486%	6/15/41	1,420,000	1,403,760 (b)(c)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	9.534%	8/15/41	920,000	921,951 (b)(c)
Bravo Residential Funding Trust, 2024-NQM5 A3	6.158%	6/25/64	979,982	993,725 (b)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	8.743%	4/15/34	1,500,000	1,429,270 (b)(c)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	1,020,000	1,030,885 (b)(c)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.354%	10/15/36	1,070,000	1,051,222 (b)(c)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.986%	7/15/29	1,200,000	1,200,489 (b)(c)
BXHPP Trust, 2021-FILM C (1 mo. Term SOFR + 1.214%)	6.311%	8/15/36	2,540,000	2,387,406 (b)(c)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,140,000	1,168,868 (b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	80,312,288	801,774 (b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	2,000,000	1,832,561 (b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	106,944	112,486
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.492%	8/15/48	1,100,000	904,097 (c)
CSMC Trust, 2017-RPL1 B1	2.976%	7/25/57	4,076,582	2,919,038 (b)(c)
CSMC Trust, 2017-RPL1 B2	2.976%	7/25/57	4,676,961	2,944,256 (b)(c)
CSMC Trust, 2017-RPL1 B3	2.976%	7/25/57	3,976,476	1,854,202 (b)(c)
CSMC Trust, 2017-RPL1 B4	2.976%	7/25/57	3,894,702	845,649 (b)(c)
CSMC Trust, 2017-RPL3 B3	4.554%	8/1/57	1,278,680	1,255,131 (b)(c)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	606,162	647,190 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,400,000	111,473 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K110 X1, IO	1.811%	4/25/30	1,286,383	94,706 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K115 X1, IO	1.423%	6/25/30	1,287,876	79,434 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K116 X1, IO	1.524%	7/25/30	1,086,407	70,449 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K132 X1, IO	0.607%	8/25/31	11,390,040	330,859 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K141 X1, IO	0.407%	2/25/32	34,182,397	690,532 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.403%	3/25/32	17,075,155	338,925 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.450%	4/25/55	66,315,651	1,524,424 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K148 X1, IO	0.391%	7/25/32	25,466,071	490,405 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K155 X1, IO	0.421%	4/25/33	21,066,596	468,184 (c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K162 X1, IO	0.570%	12/25/33	$25,692,643	$805,278 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.862%	3/25/28	6,139,319	105,855 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1510 X1, IO	0.636%	1/25/34	39,813,537	1,267,400 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.628%	5/25/35	4,326,763	504,080 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,907,420	556,552 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KG06 X1, IO	0.627%	10/25/31	14,674,551	429,602 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	291,384	306,430
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	36,271	36,496
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.693%	5/15/29	11,244	561 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 30 Day Average SOFR + 6.026%)	0.683%	1/15/37	24,519	1,995 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 30 Day Average SOFR + 6.886%)	1.543%	12/15/37	214,597	24,403 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 30 Day Average SOFR + 5.786%)	0.443%	12/15/41	1,298,662	149,705 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	62,093	1,509
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	974,887	839,936
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	186,360	3,663
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,235,458	104,901
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,370,270	403,625
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	813,730	50,341
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,296,701	103,289
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	927,091	46,215
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,444,037	2,890,687
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	2,195,140
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	109,443	1,959
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.693%	8/15/47	1,048,909	162,002 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	294,369	13,571
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.743%	7/15/48	1,028,936	134,593 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	287,586	256,168
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,261,071	207,534
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	0.593%	5/15/49	1,421,585	152,380 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.655%	10/25/49	2,698,586	399,486 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,415,680	2,567,430
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	0.655%	3/25/50	1,406,694	201,232 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,701,376	2,356,736
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	$2,101,657	$300,480
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	10,817,350	1,579,686
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	5,478,419	684,158
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	4,782,498	788,779
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	129,719	18,227
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	3,411,541	395,349
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,018,146	348,901
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	1,020,099	164,888
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,333,980	602,913
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,074,384	542,349
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	16,607,712	2,746,934
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	7,409,144	820,298
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,223,071	294,258
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	7,391,042	1,006,981
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	7,016,478	983,952
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	934,903	135,611
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	4,993,049	659,823
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,198,436
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,124,556
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	3,161,935	651,407
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	928,959	867,463
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,658,144	213,195
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,186,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	1,693,320	280,455
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.995%	11/25/49	1,240,000	1,368,261 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	12.280%	12/25/41	2,240,000	2,406,121 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,391,640	613,104 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.395%	9/25/55	7,426,902	882,560 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	47,390,241	188,755 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.493%	9/15/43	970,924	140,836 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	2,302,562	1,786,471
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.902%	2/15/38	200,649	12,650 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 408 C37, IO	2.000%	3/25/52	3,697,502	514,118
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (30 Day Average SOFR + 10.114%)	15.395%	7/25/29	2,491,355	2,802,422 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.145%	5/25/43	2,049,739	2,499,656 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	13.745%	1/25/48	2,810,000	3,350,620 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.110%	9/25/47	1,809,069	1,381,971 (b)(c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	15.645%	1/25/29	$2,291,562	$2,614,559 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	14.645%	4/25/29	1,866,338	2,116,480 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	11.280%	10/25/41	1,190,000	1,254,854 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	9.280%	1/25/44	1,000,000	1,036,984 (b)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.184%	6/25/29	14,485,139	525,476 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.892%	1/25/29	5,980,063	329,408 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.537%	4/25/32	40,383,394	935,845 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.701%	1/25/37	5,279,787	434,883 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.314%	12/25/32	17,157,023	891,520 (c)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	37,757	5,176
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	206,457	211,104
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.618%	8/25/39	210,868	215,018 (c)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	536,293	551,095
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	199,943	29,291
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 30 Day Average SOFR + 6.446%)	1.165%	8/25/40	470,591	43,524 (c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	119,728	124,345
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.058%	1/25/38	195,955	243,245 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 30 Day Average SOFR + 6.436%)	1.155%	12/25/40	274,296	2,098 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	25,912	26,684
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	135,514	147,702
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.205%	7/25/42	872,965	120,230 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	632,356	56,864
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	350,850	9,912
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	727,355	18,280
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	130,506	140,345
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,032,074	1,067,978
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.892%	8/25/44	537,117	32,858 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	0.948%	8/25/44	960,950	53,587 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.087%	8/25/44	823,935	45,911 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	211,475	190,453
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	4,427,522	603,338
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,745,459	760,179
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,316,234	1,238,747
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	913,220	179,009
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,392,961	1,770,506
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.587%	7/25/49	3,255,147	416,524 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.655%	8/25/49	1,706,739	222,724 (c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.655%	8/25/49	$1,832,425	$217,227 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.605%	10/25/49	1,118,145	155,952 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.605%	10/25/49	1,622,742	233,583 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.605%	10/25/49	3,456,458	426,472 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.555%	5/25/50	1,447,304	171,303 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,197,504	752,012
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,563,482	185,496
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	1,652,637	105,429
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,259,701	307,505
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	142,219	23,370
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,808,925	275,725
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	973,045	148,808
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	5,181,713	762,699
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	693,407	99,973
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	901,021	117,604
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	7,850,121	1,072,316
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,213,921	741,244
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,402,886	471,596
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	768,751	94,811
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,145,842	783,564
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	1,003,980	149,126
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	795,947	102,126
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	11,546,447	1,969,516
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	1,921,060	290,709
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,834,941	5,076,649
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	799,907	778,174
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	434,495	58,312
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	34,324	4,703
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	45,802	7,744
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	34,240	5,491
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,241,070	218,450
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	18,053	2,885
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,383,960	415,695
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	5,633,479	960,971
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,638,443	302,048
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. Term SOFR + 0.414%)	5.511%	8/16/34	291,090	290,564 (c)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.989%	10/16/34	283,309	12,953 (c)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	1.175%	4/20/37	1,746,720	78,604 (c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2007-45 QB, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.525%	7/20/37	$303,269	$25,535 (c)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	6.225%	11/20/59	84,336	84,693 (c)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.889%	11/16/34	571,367	11,617 (c)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. Term SOFR + 5.886%)	0.789%	5/16/40	206,670	15,181 (c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	6.070%	2/20/60	374,905	374,713 (c)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	4,750	7
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.325%	5/20/41	888,285	77,473 (c)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	660,980	678,110
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,419,428	24 (c)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.889%	11/16/41	680,413	94,823 (c)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. Term SOFR + 6.536%)	1.575%	2/20/41	167,654	14,648 (c)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.094%	8/16/52	603,195	220 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.568%	11/16/47	7,645,414	148,625 (c)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	1,552,996	65,598
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.961%	9/16/51	1,740,748	28,978 (c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.013%	2/16/46	1,766,024	38,025 (c)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	762,264	155,935
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.408%	6/16/55	2,688,004	33,741 (c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	1,002,141	25,309 (c)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.889%	4/16/44	2,082,072	269,864 (c)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.389%	6/16/44	824,666	97,706 (c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.125%	8/20/44	456,839	58,958 (c)
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	617,282	101,496
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,720,721	295,532
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.975%	4/20/46	1,480,711	208,733 (c)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.632%	8/16/58	2,689,424	71,397 (c)
Government National Mortgage Association (GNMA), 2016-156 PB, PAC	2.000%	11/20/46	5,417,124	3,980,769
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.939%	2/16/47	2,044,301	241,736 (c)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.632%	10/16/58	7,893,878	285,646 (c)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	3,103,144	601,295
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.567%	7/16/58	427,519	11,490 (c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.619%	3/16/60	1,391,468	51,557 (c)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	1.175%	9/20/48	1,290,281	166,204 (c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.125%	10/20/48	$1,933,073	$225,807 (c)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	846,845	818,802
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	597,910	560,205
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. Term SOFR + 3.176%)	0.000%	7/20/49	13,902,664	429,623 (c)
Government National Mortgage Association (GNMA), 2020-29 JI, IO	0.932%	1/16/60	8,893,804	481,279 (c)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.075%	7/20/47	798,306	124,316 (c)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.025%	3/20/50	5,245,129	792,046 (c)
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.819%	4/16/62	6,513,707	382,359 (c)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	448,063	83,859
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	195,227	36,646
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,042,496	196,097
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,137,907	194,235
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.168%	4/16/62	11,766,372	944,837 (c)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.839%	5/16/60	4,517,668	263,341 (c)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	5,973,315	861,423
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,149,790	302,016
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	4,166,839	615,488
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	141,343	20,066
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,711,365	835,635
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	212,812	30,001
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,079,031	125,428
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,767,365	670,017
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	6.067%	1/20/70	845,578	845,596 (c)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.076%	4/1/70	6,907,648	287,035 (c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.967%	7/20/70	48,370	47,842 (c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.917%	7/20/70	674,334	664,645 (c)
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,519,409	786,863
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	692,378	709,756
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,134,283	867,829
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. Term SOFR + 6.186%)	1.225%	12/20/50	20,199,885	1,270,235 (c)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,899,133	2,226,522
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	1,041,147	1,055,368
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	699,369	120,167
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,607,559	284,599 (c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	4,640,934	294,130 (c)
Government National Mortgage Association (GNMA), 2021-121 CI, IO	3.000%	7/20/51	2,771,650	472,284
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	7,356,266	1,319,289
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,451,973	731,362
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	7,317,936	1,080,599
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	$4,725,846	$756,518
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.913%	11/16/63	2,287,866	162,078 (c)
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	3,972,282	740,160
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,615,182	624,142
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,892,209	958,142 (c)
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	414,408 (c)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,119,172
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,733,084
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,892,370	4,317,398
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,897,781	2,278,095
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,998,470	117,295 (c)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	8,139,478	343,323 (c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.844%	11/15/32	1,070,000	1,048,534 (b)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 D (1 mo. Term SOFR + 6.547%)	11.644%	9/15/31	4,450,678	479,227 (b)(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.161%	10/15/36	360,000	357,180 (b)(c)
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.243%	5/10/52	34,583,134	1,463,420 (c)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.240%	5/12/53	16,907,114	851,415 (c)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.080%	5/25/62	1,467,788	1,225,944 (b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.369%	4/25/36	918,708	764,580 (b)(c)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.469%	5/25/37	172,951	164,465 (b)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	388,667
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	2,873,012	2,474,279 (b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.610%	6/13/52	15,130,035	747,710 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	12.461%	12/15/36	2,106,000	1,053 (b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.754%)	8.851%	6/15/38	360,000	223,915 (b)(c)
JPMorgan Mortgage Trust, 2021-14 AX4, IO	0.500%	5/25/52	21,981,020	656,584 (b)(c)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.339%	5/25/54	37,248,036	703,718 (b)(c)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,165,621	1,116,082 (b)(d)(e)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.179%	4/25/46	228,064	202,291 (c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	5.109%	6/25/36	29,268	5,823 (c)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.895%	3/25/50	4,500,000	4,624,022 (b)(c)
Multifamily Trust, 2016-1 B	9.263%	4/25/46	626,749	626,320 (b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,950,000	1,277,250 (b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	2,077,000	924,265 (b)(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	394,127	380,326 (b)(c)
New Residential Mortgage Loan Trust, 2024-RTL1 A2	7.101%	3/25/39	1,250,000	1,270,694 (b)
NovaStar Mortgage Funding Trust, 2006-MTA1 2A1A (1 mo. Term SOFR + 0.494%)	0.484%	9/25/46	48,810	44,475 (c)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,000,000	1,015,178 (b)
ONNI Commerical Mortgage Trust, 2024-APT D	7.237%	7/15/39	1,200,000	1,228,738 (b)(c)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	6.469%	3/25/37	1,027,465	854,087 (c)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,140,000	1,105,286 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	$1,490,000	$909,609 (b)(c)
Starwood Retail Property Trust, 2014-STAR C	8.500%	11/15/27	2,324,000	201,413 (b)(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.329%	7/25/46	65,111	55,609 (c)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. Term SOFR + 0.464%)	5.319%	6/25/35	124,325	107,065 (b)(c)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,687,963 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	6.282%	6/25/33	14,721	14,797 (c)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,280,557
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.640%	4/15/54	12,296,146	858,072 (c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	280,000	294,779

Total Collateralized Mortgage Obligations (Cost — $230,329,986)				210,164,271
Mortgage-Backed Securities — 48.1%
FHLMC — 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 6/1/48	4,434,431	4,218,626
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40- 5/1/50	1,643,856	1,535,137
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 11/1/51	6,682,087	5,942,160
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 4/1/51	1,236,448	1,059,576
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45- 7/1/49	375,408	377,092
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.931%	11/1/47	317,336	318,008 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.100%	2/1/50	421,192	416,003 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	1,516,553	1,481,252 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33- 8/1/43	4,388,757	4,352,312
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	8,320,983	7,670,997
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/49	329,637	330,036
Total FHLMC				27,701,199
FNMA — 30.6%
Federal National Mortgage Association (FNMA)	7.500%	8/1/29- 4/1/32	65,769	66,390
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	2,604	2,610
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 3/1/57	7,449,174	7,087,861
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/47	6,863,714	6,459,888
Federal National Mortgage Association (FNMA)	2.500%	4/1/41- 9/1/61	3,241,027	2,837,497
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 4/1/48	4,485,737	4,418,545
Federal National Mortgage Association (FNMA)	5.000%	11/1/45- 10/1/46	5,038,333	5,187,004
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	6/1/48- 1/1/59	$9,698,733	$9,716,791
Federal National Mortgage Association (FNMA)	2.000%	3/1/51	338,984	286,239
Federal National Mortgage Association (FNMA)	2.000%	10/1/54	7,800,000	6,449,616 (f)
Federal National Mortgage Association (FNMA)	2.500%	10/1/54	20,600,000	17,784,410 (f)
Federal National Mortgage Association (FNMA)	3.000%	10/1/54	19,500,000	17,504,274 (f)
Federal National Mortgage Association (FNMA)	3.500%	10/1/54	4,200,000	3,911,560 (f)
Federal National Mortgage Association (FNMA)	4.000%	10/1/54	2,900,000	2,785,275 (f)
Federal National Mortgage Association (FNMA)	4.500%	10/1/54	4,300,000	4,227,688 (f)
Federal National Mortgage Association (FNMA)	5.000%	10/1/54	5,600,000	5,597,156 (f)
Federal National Mortgage Association (FNMA)	5.500%	10/1/54	13,700,000	13,860,779 (f)
Federal National Mortgage Association (FNMA)	6.000%	10/1/54	11,000,000	11,244,037 (f)
Federal National Mortgage Association (FNMA)	6.500%	10/1/54	5,300,000	5,464,562 (f)
Total FNMA				124,892,182
GNMA — 10.7%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	193	193
Government National Mortgage Association (GNMA)	7.500%	4/15/29- 9/15/31	41,618	41,862
Government National Mortgage Association (GNMA)	6.000%	11/15/32	156,573	164,458
Government National Mortgage Association (GNMA)	5.000%	4/15/40- 5/15/40	320,339	327,466
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	520,736	483,745
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 6/15/50	1,836,345	1,767,105
Government National Mortgage Association (GNMA)	4.000%	3/15/50	62,533	61,001
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 3/20/52	4,567,770	4,338,182
Government National Mortgage Association (GNMA) II	3.000%	11/20/46- 3/20/52	6,524,740	5,909,890
Government National Mortgage Association (GNMA) II	4.000%	7/20/47- 8/20/50	4,606,994	4,468,790
Government National Mortgage Association (GNMA) II	4.500%	8/20/47- 7/20/50	2,867,261	2,853,947
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 1/20/53	1,512,996	1,534,989
Government National Mortgage Association (GNMA) II	5.500%	12/20/48- 6/20/49	3,390,256	3,480,915
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 5/20/51	575,752	510,166
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	1,275,775	1,054,878
Government National Mortgage Association (GNMA) II	3.500%	10/20/54	1,500,000	1,409,407 (f)
Government National Mortgage Association (GNMA) II	4.000%	10/20/54	1,800,000	1,740,462 (f)
Government National Mortgage Association (GNMA) II	4.500%	10/20/54	3,500,000	3,456,321 (f)
Government National Mortgage Association (GNMA) II	5.000%	10/20/54	5,600,000	5,609,841 (f)
Government National Mortgage Association (GNMA) II	5.500%	10/20/54	1,400,000	1,413,700 (f)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	10/20/54	$2,000,000	$2,034,197 (f)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.800%)	7.249%	6/20/60	1,145,139	1,163,915 (c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.167%)	6.224%	8/20/58	3,066	3,073 (c)
Total GNMA				43,828,503

Total Mortgage-Backed Securities (Cost — $203,306,749)				196,421,884
			Face Amount/ Units
Asset-Backed Securities — 14.4%
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.791%	1/15/37	750,000	765,478 (b)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	294,354 (b)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	2,346,781	2,213,659 (b)
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	8.880%	12/26/31	1,202,496	1,202,616 (b)(c)
Bayview Opportunity Master Fund LLC, 2024-EDU1 D (30 Day Average SOFR + 2.750%)	8.030%	6/25/47	1,623,515	1,644,187 (b)(c)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,209,600	1,225,327 (b)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	367,175	355,289 (b)
CIFC Funding Ltd., 2022-5A CR (3 mo. Term SOFR + 2.400%)	7.686%	1/16/37	250,000	251,848 (b)(c)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,390,736 (b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	293,434	297,916 (c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	279	140 (c)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	497,880	449,373 (b)
ExteNet Issuer LLC, 2024-1A B	6.150%	7/25/54	1,000,000	1,018,276 (b)
Goodgreen Trust, 2020-1A C	5.530%	4/15/55	1,987,807	1,712,437 (b)
Goodgreen Trust, 2021-1A C	5.740%	10/15/56	609,864	530,126 (b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	1,008,771 (b)
Sunnova Hestia Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	2,056,174	2,124,860 (b)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,847,879 (b)
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.694%	4/20/34	500,000	500,781 (b)(c)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,728,789	1,550,822 (b)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	771,037	699,139 (b)
Magnetite Ltd., 2020-26A BR (3 mo. Term SOFR + 1.862%)	7.146%	7/25/34	1,100,000	1,100,757 (b)(c)
Mercury Financial Credit Card Master Trust, 2023-1A A	8.040%	9/20/27	1,500,000	1,507,587 (b)
MetroNet Infrastructure Issuer LLC, 2024-1A A2	6.230%	4/20/54	1,200,000	1,238,655 (b)
Mosaic Solar Loan Trust, 2023-4A C	8.800%	5/20/53	2,160,000	2,105,718 (b)
Mosaic Solar Loan Trust, 2024-1A B	6.250%	9/20/49	1,142,542	1,139,134 (b)
Neuberger Berman CLO Ltd., 2017-16SA BR (3 mo. Term SOFR + 1.662%)	6.963%	4/15/34	750,000	750,566 (b)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2019-31A DR (3 mo. Term SOFR + 3.512%)	8.794%	4/20/31	500,000	501,978 (b)(c)
Peace Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.212%)	8.494%	10/20/34	475,000	476,770 (b)(c)
Pear LLC, 2021-1 A	2.600%	1/15/34	922,458	904,215 (b)
Pear LLC, 2024-1 A	6.950%	2/15/36	920,813	938,979 (b)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	937,576 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Renew, 2023-1A A	5.900%	11/20/58	$1,512,156	$1,550,559 (b)
Renew, 2024-1A M	7.506%	11/20/59	1,332,832	1,362,693 (b)
Renew, 2024-2A B	8.223%	11/20/60	1,000,000	1,002,300 (b)
SBA Small Business Investment Cos., 2023-10B 1	5.688%	9/10/33	997,738	1,032,834
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,870,000	1,931,281 (b)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,393,000	1,429,871 (b)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	1,104,712	1,131,757 (b)
Sierra Timeshare Receivables Funding LLC, 2024-2A D	7.480%	6/20/41	2,282,738	2,323,687 (b)
SMB Private Education Loan Trust, 2014-A R	44.471%	9/15/45	22,179	1,314,591 (b)(g)
SMB Private Education Loan Trust, 2015-C R	13.667%	9/18/46	2,751	728,365 (b)(g)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,828,900 (b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	3,676,358	3,185,350 (b)
SoFi Professional Loan Program LLC, 2017-F R1	44.335%	1/25/41	25,000	198,663 (b)(g)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,761,091 (b)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,425,853	1,323,645 (b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.189%	2/25/36	1,352,293	29,381 (b)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	1,130,213	1,082,691 (b)
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	8.763%	4/15/33	1,000,000	1,005,997 (b)(c)
VR Funding LLC, 2020-1A B	4.220%	11/15/50	850,948	810,093 (b)

Total Asset-Backed Securities (Cost — $73,149,663)				58,719,698
			Face Amount
Corporate Bonds & Notes — 1.3%
Consumer Discretionary — 0.8%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	650,000	652,699 (b)
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., Senior Notes	6.000%	5/1/29	820,000	831,336 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	820,000	851,130 (b)
Total Hotels, Restaurants & Leisure				1,682,466
Specialty Retail — 0.2%
Lithia Motors Inc., Senior Notes	4.375%	1/15/31	1,000,000	931,279 (b)

Total Consumer Discretionary				3,266,444
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,100,000	1,053,151
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	930,000	865,383 (b)

Total Energy				1,918,534
Total Corporate Bonds & Notes (Cost — $5,020,775)				5,184,978
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 1.1%
Financials — 1.1%
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		79,062	$1,938,600 (c)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		61,325	1,389,011 (c)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		52,662	1,248,090 (c)

Total Preferred Stocks (Cost — $4,498,640)				4,575,701
		Maturity Date	Face Amount
Convertible Bonds & Notes — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Two Harbors Investment Corp., Senior Notes (Cost — $1,518,961)	6.250%	1/15/26	$1,600,000	1,564,000
Total Investments before Short-Term Investments (Cost — $517,824,774)				476,630,532
			Shares
Short-Term Investments — 8.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $33,634,320)	4.886%		33,634,320	33,634,320 (h)(i)
Total Investments — 125.0% (Cost — $551,459,094)				510,264,852
Liabilities in Excess of Other Assets — (25.0)%				(102,046,533)
Total Net Assets — 100.0%				$408,218,319

(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2024, the Fund held TBA securities with a total cost of $105,272,055.
(g)	Rate shown is the current yield based on income received over the trailing twelve months.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $33,634,320 and the cost was $33,634,320 (Note 2).

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Mortgage Total Return Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	32	12/24	$6,641,210	$6,663,750	$22,540
U.S. Treasury 5-Year Notes	221	12/24	24,249,028	24,284,101	35,073
U.S. Treasury 10-Year Notes	55	12/24	6,280,664	6,285,469	4,805
					62,418
Contracts to Sell:
U.S. Treasury Long-Term Bonds	1	12/24	123,968	124,188	(220)
Net unrealized appreciation on open futures contracts					$62,198
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$209,048,189	$1,116,082	$210,164,271
Mortgage-Backed Securities	—	196,421,884	—	196,421,884
Asset-Backed Securities	—	58,719,698	—	58,719,698
Corporate Bonds & Notes	—	5,184,978	—	5,184,978
Preferred Stocks	$4,575,701	—	—	4,575,701
Convertible Bonds & Notes	—	1,564,000	—	1,564,000
Total Long-Term Investments	4,575,701	470,938,749	1,116,082	476,630,532
Short-Term Investments†	33,634,320	—	—	33,634,320
Total Investments	$38,210,021	$470,938,749	$1,116,082	$510,264,852
Other Financial Instruments:
Futures Contracts††	$62,418	—	—	$62,418
Total	$38,272,439	$470,938,749	$1,116,082	$510,327,270
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$220	—	—	$220

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$95,480,364	95,480,364	$61,846,044	61,846,044

Western Asset Mortgage Total Return Fund 2024 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$156,336	—	$33,634,320

Western Asset Mortgage Total Return Fund 2024 Quarterly Report